Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Mar. 31, 2026	Dec. 31, 2025
Building [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	40 years	40 years
Building improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	15 years	15 years
Land improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	15 years	15 years
Machinery & equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years